Janus Henderson Global Bond Fund

Schedule of Investments (unaudited)

September 30, 2021

Shares or Principal Amounts			Value
Asset-Backed/Commercial Mortgage-Backed Securities– 1.3%
JP Morgan Mortgage Trust 2019-1 A15, 4.0000%, 5/25/49 (144A)‡	$252,784		$258,005
JP Morgan Mortgage Trust 2019-LTV2, 3.5000%, 12/25/49 (144A)‡	150,230		152,723
Kimberly-Clark de Mexico SAB de CV, 2.4310%, 7/1/31	300,000		299,010
Mortgage Funding 2008-1 PLC,
ICE LIBOR GBP 3 Month + 1.1000%, 1.1671%, 3/13/46‡	401,154	GBP	541,168
RESIMAC Bastille Trust Series 2018-1NC,
ICE LIBOR USD 1 Month + 0.8500%, 0.9329%, 12/5/59 (144A)‡	262,692		263,461
RMAC Securities No 1 2006-NS3X PLC,
ICE LIBOR GBP 3 Month + 0.1500%, 0.2171%, 6/12/44‡	646,467	GBP	837,534
RMAC Securities No 1 2006-NS4X PLC,
ICE LIBOR GBP 3 Month + 0.1700%, 0.2371%, 6/12/44‡	647,681	GBP	846,883
RMAC Securities No 1 PLC,
ICE LIBOR GBP 3 Month + 0.1500%, 0.2171%, 6/12/44‡	181,875	GBP	237,552
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $3,409,598)			3,436,336
Corporate Bonds– 37.0%
Banking – 3.6%
Bank of America Corp,
Euro Interbank Offered Rate 3 Month + 3.6700%, 3.6480%, 3/31/29‡	414,000	EUR	575,119
Citigroup Inc, SOFR + 4.5480%, 5.3160%, 3/26/41‡	627,000		832,441
Credit Agricole SA/London, SOFR + 1.6760%, 1.9070%, 6/16/26 (144A)‡	372,000		379,076
Credit Suisse Group AG, UK Gilts 1 Year + 2.2300%, 2.2500%, 6/9/28‡	400,000	GBP	546,945
Credit Suisse Group AG, 0.6250%, 1/18/33	520,000	EUR	566,897
DIB Sukuk Ltd, 2.9500%, 1/16/26	758,000		787,259
HSBC Holdings PLC, SOFR + 1.9290%, 2.0990%, 6/4/26‡	1,100,000		1,124,077
JPMorgan Chase & Co, SOFR + 3.7900%, 4.4930%, 3/24/31‡	896,000		1,045,521
Natwest Group PLC,
UK Govt Bonds 5 Year Note Generic Bid Yield + 4.9850%, 5.1250%‡,µ	200,000	GBP	288,975
Royal Bank of Scotland Group PLC,
UK Govt Bonds 5 Year Note Generic Bid Yield + 3.5500%, 3.6220%, 8/14/30‡	222,000	GBP	316,350
Standard Chartered PLC, EUR SWAP ANNUAL 5 YR + 2.8000%, 2.5000%, 9/9/30‡	307,000	EUR	375,823
Stichting AK Rabobank Certificaten, 2.1880%‡,µ	500,000	EUR	832,501
SVB Financial Group, 3.1250%, 6/5/30	254,000		271,703
Wells Fargo & Co, SOFR + 2.1000%, 2.3930%, 6/2/28‡	1,100,000		1,134,584
			9,077,271
Basic Industry – 1.3%
Alpek SAB de CV, 3.2500%, 2/25/31 (144A)	1,240,000		1,252,412
Alrosa Finance SA, 3.1000%, 6/25/27	595,000		612,850
Constellium SE, 3.1250%, 7/15/29	583,000	EUR	677,055
Klabin Austria GmbH, 3.2000%, 1/12/31 (144A)	200,000		190,752
Metinvest BV, 7.6500%, 10/1/27	588,000		637,909
			3,370,978
Brokerage – 0.3%
Banco BTG Pactual SA/Cayman Islands, 4.5000%, 1/10/25	700,000		719,257
Capital Goods – 2.9%
Arcelik AS, 5.0000%, 4/3/23	700,000		721,595
BAE Systems PLC, 3.4000%, 4/15/30 (144A)	200,000		215,881
Boeing Co, 1.4330%, 2/4/24	1,300,000		1,301,944
Boeing Co, 2.1960%, 2/4/26	701,000		706,168
CANPACK SA / Eastern PA Land Invetment Holding LLC, 2.3750%, 11/1/27 (144A)	230,000	EUR	271,580
Cemex SAB de CV, 3.8750%, 7/11/31 (144A)	758,000		758,455
Foxconn Far East Ltd, 1.6250%, 10/28/25	900,000		912,228
HT Troplast GmbH, 9.2500%, 7/15/25	550,000	EUR	698,009
Kleopatra Finco Sarl, 4.2500%, 3/1/26	591,000	EUR	669,587
SAN Miguel Indutrias Pet SA / NG PET R&P Latin America SA, 3.5000%, 8/2/28	792,000		782,100
Siemens Financieringsmaatschappij NV, 0.8750%, 6/5/23	300,000	GBP	406,113
			7,443,660
Communications – 4.1%
Activision Blizzard Inc, 1.3500%, 9/15/30	198,000		183,506
Activision Blizzard Inc, 2.5000%, 9/15/50	800,000		692,688
AT&T Inc, 2.7500%, 6/1/31	1,154,000		1,184,927
AT&T Inc, 3.8500%, 6/1/60	574,000		593,518
Comcast Corp, 2.8000%, 1/15/51	570,000		539,527
HTA Group Ltd, 7.0000%, 12/18/25	700,000		735,000
Millicom International Cellular SA, 4.5000%, 4/27/31	500,000		522,750
Millicom International Cellular SA, 4.5000%, 4/27/31 (144A)	200,000		209,100
MTN Mauritius Investments Ltd, 4.7550%, 11/11/24	700,000		732,341
Netflix Inc, 4.6250%, 5/15/29	480,000	EUR	696,336

Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Communications– (continued)
Prosus NV, 4.0270%, 8/3/50	$200,000		$187,389
Prosus NV, 4.0270%, 8/3/50 (144A)	200,000		187,389
Prosus NV, 3.8320%, 2/8/51	207,000		188,418
T-Mobile USA Inc, 2.5500%, 2/15/31	788,000		790,808
Verizon Communications Inc, 3.0000%, 3/22/27	289,000		310,149
Vmed O2 UK Financing I PLC, 4.7500%, 7/15/31 (144A)	1,200,000		1,226,016
VMED O2 UK Financing I PLC, 4.0000%, 1/31/29	510,000	GBP	692,225
VZ Vendor Financing II BV, 2.8750%, 1/15/29	610,000	EUR	697,966
			10,370,053
Consumer Cyclical – 3.5%
Amazon.com Inc, 2.7000%, 6/3/60	606,000		569,028
Atlas LuxCo 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp,
3.6250%, 6/1/28	583,000	EUR	662,589
Country Garden Holdings Co Ltd, 4.8000%, 8/6/30	1,132,000		1,114,878
Dollar General Corp, 3.5000%, 4/3/30	211,000		232,092
Jaguar Land Rover Automotive PLC, 4.5000%, 1/15/26	600,000	EUR	703,605
JSM Global Sarl, 4.7500%, 10/20/30	700,000		712,257
Melco Resorts Finance Ltd, 5.7500%, 7/21/28	700,000		715,750
Nemak SAB de CV, 3.6250%, 6/28/31	712,000		703,990
Pinnacle Bidco PLC, 6.3750%, 2/15/25	530,000	GBP	729,011
Studio City Finance Ltd, 5.0000%, 1/15/29	483,000		445,341
Tesco Corporate Treasury Services, 2.7500%, 4/27/30	978,000	GBP	1,378,668
Vivo Energy Investments BV, 5.1250%, 9/24/27 (144A)	725,000		765,818
			8,733,027
Consumer Non-Cyclical – 5.4%
Agilent Technologies Inc, 2.1000%, 6/4/30	1,100,000		1,088,904
Altria Group Inc, 3.4000%, 5/6/30	666,000		704,756
Biogen Inc, 2.2500%, 5/1/30	1,113,000		1,107,026
Cheplapharm Arzneimittel GmbH, 3.5000%, 2/11/27	610,000	EUR	714,449
Dentsply Sirona Inc, 3.2500%, 6/1/30	794,000		846,025
Fomento Economico Mexicano SAB de CV, 3.5000%, 1/16/50	460,000		481,266
Grupo Bimbo SAB de CV, 4.0000%, 9/6/49	350,000		379,027
Hasbro Inc, 3.9000%, 11/19/29	753,000		831,733
Iceland Bondco PLC, 4.3750%, 5/15/28	581,000	GBP	694,667
IQVIA Inc, 1.7500%, 3/15/26	227,000	EUR	266,379
IQVIA Inc, 2.2500%, 3/15/29	268,000	EUR	311,949
Kellogg Co, 2.1000%, 6/1/30	1,238,000		1,226,277
Kimberly-Clark de Mexico SAB de CV, 2.4310%, 7/1/31 (144A)	200,000		199,340
Mars Inc, 4.1250%, 4/1/54 (144A)	553,000		684,697
McCormick & Co Inc/MD, 2.5000%, 4/15/30	194,000		198,326
Oriflame Investment Holding PLC, 5.1250%, 5/4/26	691,000		707,446
Sysco Corp, 5.9500%, 4/1/30	136,000		172,991
Takeda Pharmaceutical Co Ltd, 3.0000%, 11/21/30	467,000	EUR	645,921
Takeda Pharmaceutical Co Ltd, 2.0000%, 7/9/40	390,000	EUR	484,829
Teva Pharmaceutical Finance Netherlands III BV, 3.1500%, 10/1/26	747,000		715,253
Ulker Biskuvi Sanayi AS, 6.9500%, 10/30/25	652,000		691,035
Upjohn Inc, 2.7000%, 6/22/30 (144A)	430,000		434,687
			13,586,983
Electric – 0.9%
AEP Transmission Co LLC, 3.6500%, 4/1/50	192,000		214,414
Ameren Corp, 3.5000%, 1/15/31	195,000		212,041
Berkshire Hathaway Energy Co, 3.7000%, 7/15/30	171,000		192,668
Black Hills Corp, 2.5000%, 6/15/30	176,000		178,378
East Ohio Gas Co/The, 2.0000%, 6/15/30 (144A)	95,000		92,852
East Ohio Gas Co/The, 3.0000%, 6/15/50 (144A)	108,000		106,087
Elia Transmission Belgium SA, 0.8750%, 4/28/30	200,000	EUR	238,295
IE2 Holdco SAU, 2.8750%, 6/1/26	400,000	EUR	513,241
National Grid Electrcity Transmission PLC, 0.8230%, 7/7/32	474,000	EUR	552,795
			2,300,771
Electrical Equipment – 0.2%
Signify NV, 2.3750%, 5/11/27	467,000	EUR	596,851
Energy – 1.4%
LUKOIL Securities BV, 3.8750%, 5/6/30 (144A)	1,000,000		1,051,300
PTTEP Treasury Center Co Ltd, 2.5870%, 6/10/27 (144A)	275,000		284,315
Repsol International Finance BV, EUR SWAP ANNUAL 5 YR + 4.4090%, 4.2470%‡,µ	550,000	EUR	697,589
Tengizchevroil Finance Company International Ltd, 2.6250%, 8/15/25 (144A)	720,000		734,040
Total Capital International SA, 3.1270%, 5/29/50	700,000		703,840
			3,471,084
Finance Companies – 0.3%
Peach Property Finance GmbH, 4.3750%, 11/15/25 (144A)	540,000	EUR	644,368
Financial Institutions – 0.8%
Citycon Oyj, EURIBOR ICE SWAP Rate + 4.1790%, 3.6250%‡,µ	584,000	EUR	668,812

Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Financial Institutions– (continued)
CPI Property Group SA, 2.7500%, 5/12/26	585,000	EUR	$742,150
Yanlord Land HK Co Ltd, 5.1250%, 5/20/26	$698,000		684,311
			2,095,273
Government Sponsored – 4.1%
Abu Dhabi National Energy Co, 2.0000%, 4/29/28 (144A)	517,000		519,585
China Development Bank, 3.3400%, 7/14/25	6,540,000	CNY	1,025,864
Electricite de France SA, EUR SWAP ANNUAL 5 YR + 2.8600%, 2.6250%‡,µ	600,000	EUR	705,246
Emirates NDB Bank PJSC, USD SWAP SEMI 30/360 6YR + 3.6560%, 6.1250%‡,µ	700,000		743,610
Gazprom PJSC, 3.0000%, 6/29/27	1,195,000		1,205,504
Gazprom PJSC, 3.5000%, 7/14/31	220,000		219,010
Lamar Funding Ltd, 3.9580%, 5/7/25	710,000		709,773
Petrobras Global Finance BV, 5.6000%, 1/3/31	629,000		682,780
Petroleos Mexicanos, 6.5000%, 3/13/27	725,000		765,680
Qatar Petroleum, 1.3750%, 9/12/26 (144A)	790,000		784,154
Qatar Petroleum, 2.2500%, 7/12/31 (144A)	670,000		663,568
SA Global Sukuk Ltd, 2.6940%, 6/17/31 (144A)	310,000		312,668
Saudi Arabian Oil Co, 3.2500%, 11/24/50 (144A)	365,000		347,692
Saudi Electricity Global Sukuk Co 2, 5.0600%, 4/8/43	400,000		486,923
SingTel Group Treasury Pte Ltd, 1.8750%, 6/10/30	1,304,000		1,277,874
			10,449,931
Insurance – 1.9%
Aia Group Ltd, 3.3750%, 4/7/30 (144A)	450,000		485,327
Aviva PLC,
UK Govt Bonds 5 Year Note Generic Bid Yield + 4.7000%, 4.0000%, 6/3/55‡	150,000	GBP	219,530
Cia de Seguros Fidelidade SA,
EUR SWAP ANNUAL 5 YR + 4.4880%, 4.2500%, 9/4/31‡	600,000	EUR	716,635
Credit Agricole Assurances SA, 2.0000%, 7/17/30	400,000	EUR	484,950
Direct Line Insurance Group PLC, 4.0000%, 6/5/32	200,000	GBP	296,326
Galaxy Bidco Ltd, 6.5000%, 7/31/26	490,000	GBP	689,925
Health Care Service Corp, 2.2000%, 6/1/30 (144A)	1,100,000		1,098,692
Massachusetts Mutual Life Insurance Co, 3.3750%, 4/15/50 (144A)	467,000		489,074
PacifiCorp, 3.3000%, 3/15/51	222,000		230,551
			4,711,010
Real Estate Investment Trusts (REITs) – 0.1%
Agree LP, 2.9000%, 10/1/30	176,000		181,818
Real Estate Management & Development – 0.8%
Adler Group SA, 3.2500%, 8/5/25	600,000	EUR	611,529
Heimstaden Bostad AB, EUR SWAP ANNUAL 5 YR + 3.9140%, 3.3750%‡,µ	590,000	EUR	699,737
Samhallsbyggnadsbolaget i Norden AB,
EUR SWAP ANNUAL 5 YR + 3.2270%, 2.6250%‡,µ	620,000	EUR	717,796
			2,029,062
Technology – 4.9%
Apple Inc, 2.3750%, 2/8/41	2,500,000		2,402,051
Apple Inc, 2.6500%, 5/11/50	584,000		561,462
Applied Materials Inc, 1.7500%, 6/1/30	1,100,000		1,083,003
Broadcom Inc, 4.3000%, 11/15/32	583,000		653,329
Equinix Inc, 2.1500%, 7/15/30	892,000		874,773
Fiserv Inc, 1.6250%, 7/1/30	446,000	EUR	553,518
Global Payments Inc, 2.9000%, 5/15/30	1,088,000		1,122,575
Lenovo Group Ltd, 3.4210%, 11/2/30	1,027,000		1,070,186
Lenovo Group Ltd, 3.4210%, 11/2/30 (144A)	200,000		208,410
PayPal Holdings Inc, 2.3000%, 6/1/30	301,000		308,486
SK Hynix Inc, 2.3750%, 1/19/31	791,000		767,761
StoneCo Ltd, 3.9500%, 6/16/28	716,000		692,372
TSMC Global Ltd, 0.7500%, 9/28/25 (144A)	1,200,000		1,170,573
VMware Inc, 4.6500%, 5/15/27	696,000		799,196
			12,267,695
Tobacco – 0.1%
BAT Capital Corp, 4.7000%, 4/2/27	319,000		360,365
Transportation – 0.2%
Heathrow Funding Ltd, 2.7500%, 10/13/29	184,000	GBP	254,316
United Parcel Service Inc, 4.4500%, 4/1/30	282,000		335,645
			589,961
Water Utilities – 0.2%
Thames Water Utilities Finance PLC, 2.3750%, 4/22/40	434,000	GBP	574,361
Total Corporate Bonds (cost $92,584,138)			93,573,779
Foreign Government Bonds– 38.3%
Abu Dhabi Government International Bond, 2.7000%, 9/2/70 (144A)	460,000		411,102
Australia Government Bond, 1.7500%, 6/21/51	884,000	AUD	553,886
Canadian Government Bond, 2.2500%, 6/1/29	2,399,000	CAD	2,022,753
China Government Bond, 2.2000%, 2/13/22	1,680,000	CNY	259,900
China Government Bond, 3.2900%, 5/23/29	29,850,000	CNY	4,746,169
China Government Bond, 2.6800%, 5/21/30	46,910,000	CNY	7,085,502

Shares or Principal Amounts			Value
Foreign Government Bonds– (continued)
China Government Bond, 3.8600%, 7/22/49	31,070,000	CNY	$5,118,644
European Union, 0%, 10/4/30	3,469,000	EUR	4,032,849
European Union, 0%, 7/4/31	1,655,500	EUR	1,914,214
European Union, 0.1000%, 10/4/40	979,000	EUR	1,056,723
Federal Republic of Germany Bond, 0%, 8/15/31	1,047,197	EUR	1,236,239
French Republic Government Bond OAT, 0%, 11/25/30	2,647,274	EUR	3,049,438
French Republic Government Bond OAT, 4.0000%, 4/25/60	182,001	EUR	413,953
Indonesia Treasury Bond, 8.3750%, 3/15/34	79,094,000,000	IDR	6,254,008
Italy Buoni Poliennali Del Tesoro, 0.9500%, 3/15/23	545,000	EUR	643,890
Italy Buoni Poliennali Del Tesoro, 1.8500%, 7/1/25 (144A)	2,888,000	EUR	3,584,724
Italy Buoni Poliennali Del Tesoro, 3.4500%, 3/1/48 (144A)	734,000	EUR	1,157,393
Japan Government Forty Year Bond, 0.8000%, 3/20/58	43,750,000	JPY	402,399
Japan Government Ten Year Bond, 0.4000%, 6/20/25	513,850,000	JPY	4,704,350
Japan Government Ten Year Bond, 0.1000%, 12/20/29	1,245,600,000	JPY	11,285,955
Japan Government Thirty Year Bond, 0.5000%, 9/20/46	84,850,000	JPY	750,406
Japan Government Thirty Year Bond, 0.7000%, 6/20/48	277,600,000	JPY	2,549,340
Kingdom of Belgium Government Bond, 1.0000%, 6/22/26 (144A)	3,717,210	EUR	4,607,496
Kingdom of Belgium Government Bond, 2.1500%, 6/22/66 (144A)	942,414	EUR	1,521,978
Mexican Bonos, 8.0000%, 11/7/47	11,750,000	MXN	573,232
Province of British Columbia Canada, 2.8500%, 6/18/25	5,500,000	CAD	4,619,144
Province of Quebec Canada, 3.0000%, 9/1/23	5,500,000	CAD	4,539,029
Spain Government Bond, 0.6000%, 10/31/29 (144A)	2,602,000	EUR	3,116,077
Spain Government Bond, 1.2500%, 10/31/30 (144A)	4,646,000	EUR	5,831,292
United Kingdom Gilt, 1.6250%, 10/22/28	4,310,840	GBP	6,150,664
United Kingdom Gilt, 1.5000%, 7/22/47	1,867,035	GBP	2,569,701
Total Foreign Government Bonds (cost $93,768,700)			96,762,450
Inflation-Indexed Bonds– 4.6%
Japanese Government CPI Linked Bond, 0.1000%, 3/10/29((cost $11,879,531)	1,246,945,700	JPY	11,534,920
Mortgage-Backed Securities– 5.0%
Fannie Mae:
2.0000%, TBA, 15 Year Maturity	$495,954		510,684
Fannie Mae Pool:
2.5000%, 11/1/34	290,249		305,207
4.5000%, 11/1/42	19,939		22,243
3.0000%, 1/1/43	8,667		9,238
4.5000%, 10/1/44	47,589		53,634
4.5000%, 3/1/45	69,873		78,749
4.5000%, 6/1/45	37,507		41,841
4.5000%, 2/1/46	70,526		78,674
3.0000%, 3/1/46	1,571,485		1,661,391
3.0000%, 2/1/47	2,214,203		2,361,864
3.0000%, 9/1/49	2,736		2,898
2.5000%, 1/1/50	7,985		8,261
2.5000%, 10/1/50	10,067		10,391
2.5000%, 1/1/51	44,097		45,454
3.0000%, 2/1/57	31,852		34,090
			4,713,935
Freddie Mac Pool:
3.0000%, 5/1/31	267,640		283,444
3.0000%, 9/1/32	1,305		1,385
3.0000%, 10/1/32	1,988		2,098
3.0000%, 12/1/32	321,538		340,841
2.5000%, 4/1/33	314,283		328,068
2.5000%, 11/1/34	263,206		276,778
3.0000%, 6/1/43	349		366
4.5000%, 5/1/44	34,733		38,755
4.5000%, 7/1/48	25,830		27,946
3.0000%, 10/1/49	522		545
3.0000%, 11/1/49	4,033,367		4,277,991
3.0000%, 11/1/49	117,896		123,252
3.0000%, 11/1/49	37,563		39,269
3.0000%, 12/1/49	63,711		66,605
3.0000%, 12/1/49	13,756		14,381
3.0000%, 12/1/49	6,605		6,905
2.5000%, 1/1/50	3,438		3,557
3.0000%, 3/1/50	2,940		3,074
			5,835,260
Ginnie Mae II Pool:
4.0000%, 5/20/48	440,041		469,320
4.0000%, 6/20/48	1,016,418		1,083,967
			1,553,287
Total Mortgage-Backed Securities (cost $12,338,822)			12,613,166
United States Treasury Notes/Bonds– 9.2%
0.1250%, 3/31/23	1,451,400		1,449,983

Shares or Principal Amounts		Value
United States Treasury Notes/Bonds– (continued)
2.8750%, 10/31/23	$6,442,600	$6,785,366
2.6250%, 12/31/25	7,434,800	7,984,569
1.1250%, 2/15/31	7,290,900	7,061,920
Total United States Treasury Notes/Bonds (cost $23,395,838)		23,281,838
Investment Companies– 2.9%
Money Markets – 2.9%
Janus Henderson Cash Liquidity Fund LLC, 0.0559%ºº,£((cost $7,330,793)	7,330,060	7,330,793
Total Investments (total cost $244,707,420) – 98.3%		248,533,282
Cash, Receivables and Other Assets, net of Liabilities – 1.7%		4,348,373
Net Assets – 100%		$252,881,655

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$76,200,591	30.6%
Japan	32,358,120	13.0
China	21,877,060	8.8
United Kingdom	21,876,418	8.8
Canada	11,180,926	4.5
Spain	10,158,199	4.1
Supranational	7,003,786	2.8
Belgium	6,367,769	2.6
Indonesia	6,254,008	2.5
France	5,736,503	2.3
Mexico	5,412,412	2.2
Italy	5,386,007	2.2
Germany	4,310,707	1.7
Russia	3,088,664	1.2
Brazil	2,997,418	1.2
Netherlands	2,893,136	1.2
United Arab Emirates	2,461,556	1.0
Taiwan	2,082,801	0.8
Switzerland	1,821,288	0.7
Qatar	1,447,722	0.6
Sweden	1,417,533	0.6
Turkey	1,412,630	0.6
Singapore	1,277,874	0.5
Hong Kong	1,201,077	0.5
Saudi Arabia	1,147,283	0.5
Australia	817,347	0.3
Peru	782,100	0.3
South Korea	767,761	0.3
Czech Republic	742,150	0.3
Democratic Republic of the Congo	735,000	0.3
Kazakhstan	734,040	0.3
South Africa	732,341	0.3
Colombia	731,850	0.3
Portugal	716,635	0.3
Israel	715,253	0.3
Oman	709,773	0.3
Luxembourg	669,587	0.3
Finland	668,812	0.3
Ukraine	637,909	0.2
Macao	445,341	0.2
Thailand	284,315	0.1
Poland	271,580	0.1

Total	$248,533,282	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/21
Investment Companies - 2.9%
Money Markets - 2.9%
Janus Henderson Cash Liquidity Fund LLC, 0.0559%ºº	$1,324	$-	$-	$7,330,793
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	16∆	-	-	-
Total Affiliated Investments - 2.9%	$1,340	$-	$-	$7,330,793

	Value at 6/30/21	Purchases	Sales Proceeds	Value at 9/30/21
Investment Companies - 2.9%
Money Markets - 2.9%
Janus Henderson Cash Liquidity Fund LLC, 0.0559%ºº	-	34,126,371	(26,795,578)	7,330,793
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	-	705,050	(705,050)	-

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
Mexican Peso	11/24/21	(9,510,854)	$463,334	6,202
Barclays Capital, Inc.:
British Pound	11/24/21	530,000	(732,794)	(18,773)
Canadian Dollar	11/24/21	(662,000)	522,111	(596)

				(19,369)
BNP Paribas:
Canadian Dollar	11/24/21	(4,407,734)	3,494,852	14,559
Citibank, National Association:
Euro	11/24/21	605,876	(701,537)	936
Israeli Shekel	11/24/21	1,180,000	(366,066)	374
Israeli Shekel	11/24/21	1,420,000	(443,479)	(2,509)

				(1,199)
HSBC Securities (USA), Inc.:
Australian Dollar	11/24/21	4,728,181	(3,436,796)	(18,532)
British Pound	11/24/21	(700,205)	963,902	20,580
Mexican Peso	11/24/21	15,570,000	(776,422)	(28,062)
Singapore Dollar	11/24/21	2,643,000	(1,953,061)	(6,314)

				(32,328)

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, National Association:
Danish Krone	11/24/21	(206,000)	$32,634	508
Euro	11/24/21	1,829,893	(2,158,612)	(36,971)
Japanese Yen	11/24/21	(144,500,098)	1,314,291	15,255
Korean Won	11/24/21	3,232,375,000	(2,771,241)	(37,253)
Norwegian Krone	11/24/21	2,573,408	(292,437)	1,932
Swedish Krona	11/24/21	8,754,000	(1,009,190)	(8,438)
Swiss Franc	11/24/21	1,228,000	(1,346,763)	(27,068)

				(92,035)
Morgan Stanley & Co:
New Zealand Dollar	11/24/21	2,000	(1,395)	(15)
Polish Zloty	11/24/21	3,745,000	(964,324)	(22,191)

				(22,206)
Total				$(146,376)

Schedule of Futures

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Purchased:
Euro-BTP	10	12/10/21	$1,759,882	$(19,876)
Ultra Long Term US Treasury Bond	12	12/31/21	2,292,750	(64,313)
Total - Futures Purchased				(84,189)
Futures Sold:
10 Year US Treasury Note	93	12/31/21	(12,239,672)	(10,172)
5 Year US Treasury Note	239	1/5/22	(29,335,383)	169,918
Euro-Bund	70	12/10/21	(13,767,967)	200,746
Long Gilt	137	12/31/21	(23,098,494)	623,454
Total - Futures Sold				983,946
Total				$899,757

Schedule of Centrally Cleared Interest Rate Swaps
Payments made by Fund	Payments received by Fund	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
EURIBOR 6M	(0.2451)% Fixed Rate	Annual	1/8/31	29,200,000	EUR	$750	$(1,150,359)	$(1,149,609)
0.0050% Fixed Rate	EURIBOR 6M	Annual	1/9/51	4,900,000	EUR	750	762,947	763,697
(0.4610)% Fixed Rate	EURIBOR 6M	Annual	1/8/26	29,600,000	EUR	750	384,453	385,203
NZD BBR 3M	1.8988% Fixed Rate	Semiannual	8/19/31	6,050,000	NZD	233	(120,088)	(119,855)
0.2922% Fixed Rate	STIBOR SEK 3M	Annual	9/1/26	168,700,000	SEK	-	192,035	192,035
0.3002% Fixed Rate	STIBOR SEK 3M	Annual	9/7/26	177,100,000	SEK	-	197,419	197,419
SARON 1D	(0.4460)% Fixed Rate	Annual	2/10/25	83,500,000	CHF	750	(89,998)	(89,248)
Total						$3,233	$176,409	$179,642

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended September 30, 2021

Market Value(a)
Forward foreign currency exchange contracts, purchased	$ 110,426,432
Forward foreign currency exchange contracts, sold	99,491,445
Futures contracts, purchased	4,231,343
Futures contracts, sold	43,154,883
Inflation swaps, pay fixed rate/receive floating rate	510,775
Inflation swaps, receive fixed rate/pay floating rate	(497,887)
Interest rate swaps, pay fixed rate/receive floating rate	370,172
Interest rate swaps, receive fixed rate/pay floating rate	(380,243)

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount purchased or sold.

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PJSC	Private Joint Stock Company
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA

(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2021 is $36,672,159, which represents 14.5% of net assets.

‡

Variable or floating rate security. Rate shown is the current rate as of September 30, 2021. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of September 30, 2021.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$3,436,336	$-
Corporate Bonds	-	93,573,779	-
Foreign Government Bonds	-	96,762,450	-
Inflation-Indexed Bonds	-	11,534,920	-
Mortgage-Backed Securities	-	12,613,166	-
United States Treasury Notes/Bonds	-	23,281,838	-
Investment Companies	-	7,330,793	-
Total Investments in Securities	$-	$248,533,282	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	60,346	-
Variation Margin Receivable on Futures Contracts	120,883	-	-
Variation Margin Receivable on Centrally Cleared Swaps	-	82,456	-
Total Assets	$120,883	$248,676,084	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$206,722	$-
Variation Margin Payable on Futures Contracts	41,283	-	-
Variation Margin Payable on Centrally Cleared Swaps	-	56,912	-
Total Liabilities	$41,283	$263,634	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70272 11-21